UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

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2545 S. Kelly Avenue, Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments

Exchange Traded Concepts

Schedule of Investments ● Yorkville High Income MLP ETF

August 31, 2012 (Unaudited)

Description	Shares	Market Value

MASTER LIMITED PARTNERSHIPS — 89.8%

Energy — 61.1%
Alliance Holdings GP	27,875	$1,349,150
Alliance Resource Partners	45,042	2,789,451
BreitBurn Energy Partners	175,072	3,426,159
Capital Product Partners	200,344	1,542,649
Global Partners	61,680	1,550,635
Inergy	182,245	3,929,202
Legacy Reserves	112,679	3,142,617
Linn Energy	92,271	3,668,695
Martin Midstream Partners	69,167	2,353,061
Natural Resource Partners	124,761	2,582,553
Pioneer Southwest Energy
Partners	120,209	3,077,350
PVR Partners	128,614	3,133,037
QR Energy	65,055	1,162,533
Rhino Resource Partners	73,024	1,139,905
Teekay Offshore Partners	80,346	2,281,023
Vanguard Natural Resources	122,266	3,499,253
		40,627,273
Industrials — 3.2%
Navios Maritime Partners	149,318	2,160,632

Materials — 9.8%
CVR Partners	117,129	3,002,016
Terra Nitrogen	15,913	3,502,292
		6,504,308
Utilities — 15.7%
AmeriGas Partners	76,269	3,265,839
Ferrellgas Partners	197,868	4,056,294
Suburban Propane Partners	80,469	3,114,150
		10,436,283
Total Master Limited Partnerships (Cost $58,425,811)		59,728,496

ROYALTY TRUSTS — 10.7%

Energy — 10.7%
BP Prudhoe Bay Royalty
Trust	27,989	2,472,268
Enduro Royalty Trust	118,866	2,169,305
San Juan Basin Royalty Trust	180,847	2,463,136
Total Royalty Trusts (Cost $8,494,539)		7,104,709
Total Investments - 100.50%
(Cost $66,920,350) †		$66,833,205

Percentages are based on Net Assets of $66,513,907.

GP – General Partner

†	At August 31, 2012, the tax basis cost of the Fund's investments was $66,920,350, and the unrealized appreciation and depreciation were $2,881,541 and $(2,968,686,) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

As of August 31, 2012, all of the Fund's investments were considered Level 1, in accordance with ASC-820.

There have been no transfers between Level 1 & Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

YCM-QH-001-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: October 24, 2012

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: October 24, 2012